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                        MORGAN STANLEY REAL ESTATE FUND
                          1221 Avenue of the Americas
                            New York, New York 10020


                                       April 4, 2006



Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549


Re:  Morgan Stanley Real Estate Fund
     File Number - 333-68077
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 28, 2006.


                                       Very truly yours,

                                       /s/ Daniel Burton
                                       -----------------
                                       Daniel Burton
                                       Assistant Secretary



Enclosures
cc: Amy R. Doberman